Cover	Feb. 17, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 17, 2026
Entity File Number	001-31539
Entity Registrant Name	SM Energy Company
Entity Central Index Key	0000893538
Entity Tax Identification Number	41-0518430
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1700 Lincoln Street
Entity Address, Address Line Two	Suite 3200
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80203
City Area Code	303
Local Phone Number	861-8140
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	SM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false